SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SHARE-BASED COMPENSATION

14.	Share-based Compensation

The components of share-based compensation are as follows:

	March 31, 2026	March 31, 2025
Share-based compensation expense	$34,297	$-
Research and development expense	3,439
Capitalized to intangible assets under development	21,098	21,876
Total	$58,834	$21,876

Of the total share-based compensation incurred during the three months ended March 31, 2026 and March 31, 2025, a portion was capitalized as part of the cost of the GNQ intangible asset under development in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software, as it relates directly to employees engaged in the application development stage of the platform. The allocation between amounts expensed and capitalized is provided in the table above.

As at March 31, 2026, there were 2,693,985 common shares issuable under the EIP (December 31, 2025: 2,693,985). A total of 31,800 options were granted during the three months ended March 31, 2026 (Mar 31, 2025: 198,333, net of forfeitures). The weighted average grant date fair value of the granted options amounted to $31,507.

EIP options are valued using the Black-Scholes method. The following are the weighted average valuation assumptions used for EIP awards granted during the periods presented:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Valuation assumptions:
Expected dividend yield	-	-
Expected volatility	85.00%	75.00%
Expected term	3.00 years	9.59 years
Risk-free interest rate	2.70%	3.22%

The risk-free rate is the Bank of Canada zero-yield bond rate matching the contractual life of each grant. The contractual term is used as the expected term in the absence of sufficient historical exercise data. Expected volatility is based on the historical volatility of a comparable peer group of publicly traded companies over a period matching the expected term. No dividend yield is applied.

10.	Share-based Compensation

During the year ended December 31, 2025, the Company recognized total share-based compensation of $196,515 (2024: $3,449,212). The components of share-based compensation are as follows:

	2025	2024
Equity incentive plan (“EIP”):
Share-based compensation expense	$44,053	$-
Research and development expense	17,440	-
Capitalized to intangible assets under development	135,022	-
	196,515	-
Shares issued to management	-	3,449,212
Total share-based compensation	$196,515	$3,449,212

Of the total share-based compensation incurred during the year ended December 31, 2025, a portion was capitalized as part of the cost of the GNQ intangible asset under development in accordance with ASC 350-40, as it relates directly to employees engaged in the application development stage of the platform. The allocation between amounts expensed and capitalized is provided in the table above.

During the year ended December 31, 2024, $3,449,212 in share-based compensation was recognized as expense in connection with the issuance of 5,870,000 common shares to founding management team members (Chief Executive Officer and Chief Technology Officer) for services rendered. The fair value of the shares issued was determined based on the estimated fair value of the Company’s common shares on the date of issuance, adjusted for a 20% discount for lack of marketability.

(a)	Equity Incentive Plan description

Effective January 1, 2025, the Company adopted the 2025 Equity Incentive Plan (the “EIP”), which authorized the Board of Directors to grant stock options, restricted share units, and other equity-based awards to the Company’s employees, officers, directors and consultants. The maximum number of shares issuable under the EIP is 10% of the issued and outstanding shares of the Company. As at December 31, 2025 there were 2,693,985 common shares issuable under the plan (2024: nil). Under the EIP, the Board has the authority to determine the recipients, number of awards, exercise price, vesting conditions, and expiry dates of each grant, subject to the terms of the EIP and applicable securities regulations.

During the year ended December 31, 2025, the Company granted 1,060,000 stock options across eleven separate grants at exercise prices ranging from US$2.00 to US$7.50 per option.

All options are exercisable into common shares of the Company on a one-to-one basis and expire between August 18, 2028, and November 1, 2035. No options were outstanding at the beginning of the year 2025. Adjusted for 1,060,000 issuances during the year ended December 31, 2025, the shares available for grant under the plan as at December 31, 2025 were 1,633,985 (2024: nil).

(b)	Stock Option Activity:

Stock option activity for the year was as follows:

	Number of options	Weighted average exercise price	Weighted average contractual term remaining	Aggregate intrinsic value
Beginning January 1, 2025	-
Granted	1,060,000	$4.68	-	-
Exercised	-	-	-	-
Forfeited	(81,666)	$4.94	-	-
Expired	-	-	-	-
Balance, December 31, 2025	978,334	$4.66	8.00 years	-
Exercisable, December 31, 2025	978,334

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2025 is nil, as the exercise prices of all outstanding options (US$2 - US$7.50 per share) exceed the Company’s share price of US$10 as at that date. The weighted-average grant-date fair value of options granted during the year was $4.87. As of December 31, 2025, there was $289,676 (2024: nil) of unrecognized compensation cost related to unvested stock options granted under the EIP, which is expected to be recognized over a weighted average period of 1.79 years.

(c)	Determination of Fair Value

EIP options are valued using the BSM Option Pricing model. The following are the weighted average valuation assumptions used for EIP awards granted during the periods presented:

	2025	2024
Valuation assumptions
Expected dividend yield	-	-
Expected volatility	82.10%	-
Expected term	7.78 years	-
Risk-free interest rate	3.10%	-

The risk-free rate is the Bank of Canada zero-yield bond rate matching the contractual life of each grant. The contractual term is used as the expected term in the absence of sufficient historical exercise data. Expected volatility is based on the historical volatility of a comparable peer group of publicly traded companies over a period matching the expected term. No dividend yield is applied.